Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AZL DFA International Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	35.16%	3.03%	15.93%	(13.49%)	13.05%	7.25%	20.72%	(17.65%)	26.09%	3.17%
AZL DFA U.S. Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.03%	20.24%	20.43%	(15.38%)	27.31%	17.70%	29.36%	(7.52%)	20.45%	14.25%
AZL Enhanced Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	6.86%	1.19%	5.39%	(13.68%)	(1.94%)	7.53%	8.38%	(0.58%)	3.01%	2.28%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	11.22%	11.35%	13.87%	(14.56%)	11.65%	13.47%	17.27%	(2.02%)	11.12%	6.52%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	7.64%	1.75%	6.68%	(13.37%)	0.31%	8.84%	10.28%	(1.25%)	4.28%	5.51%
AZL Government Money Market Fund
Prospectus [Line Items]
Annual Return [Percent]	3.69%	4.42%	4.27%	0.77%	none	0.21%	1.39%	1.01%	0.05%	0.01%
AZL International Index Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	30.72%	2.89%	17.33%	(14.52%)	10.55%	7.40%	21.44%	(14.04%)	24.77%	0.37%
AZL Mid Cap Index Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	6.90%	13.44%	15.88%	(13.55%)	23.66%	14.53%	25.28%	(11.35%)	15.85%	19.52%
AZL Moderate Index Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	14.69%	9.98%	14.82%	(15.37%)	12.06%	12.84%	19.33%	(5.17%)	13.30%	8.91%
AZL MSCI Global Equity Index Fund
Prospectus [Line Items]
Annual Return [Percent]	20.77%	18.16%	23.37%	(18.23%)	21.18%	15.36%	27.25%	(8.94%)	22.18%	(0.93%)
AZL Russell 1000 Growth Index Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	17.79%	32.45%	42.69%	(29.59%)	26.87%	38.58%	35.28%	(2.14%)	28.89%	6.43%
AZL Russell 1000 Value Index Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	15.11%	13.62%	11.56%	(8.18%)	24.25%	2.01%	25.86%	(8.72%)	13.02%	16.15%
AZL S&P 500 Index Fund Class 1
Prospectus [Line Items]
Annual Return [Percent]	17.33%	24.37%	25.68%	(18.51%)	28.12%	17.50%	30.89%	(4.84%)	21.36%	11.45%
AZL Small Cap Stock Index Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	5.46%	7.99%	15.36%	(16.65%)	26.04%	10.71%	22.19%	(8.93%)	12.75%	25.71%
AZL T. Rowe Price Capital Appreciation Fund Class 1
Prospectus [Line Items]
Annual Return [Percent]	11.50%	12.21%	18.47%	(12.09%)	18.12%	17.48%	24.38%	0.38%	15.04%	7.84%